UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07723

Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 96.42%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 10.84%(1)
Merck KGaA Co.	285,000	$36,574,585	1.99%
Novartis AG	1,580,000	83,330,910	4.52%
Roche Holding AG	325,000	56,641,462	3.08%
Shire PLC	879,500	23,051,647	1.25%
		$199,598,604	10.84%
Major Capitalization-Far East — 12.48%(1)
Astellas Pharma, Inc.	955,000	$44,219,632	2.40%
Chugai Pharmaceuticals Co., Ltd.	3,275,000	58,712,594	3.19%
Daiichi Sankyo Co., Ltd.	1,400,000	38,155,242	2.07%
Takeda Pharmaceutical Co., Ltd.	1,300,000	88,848,293	4.82%
		$229,935,761	12.48%
Major Capitalization-North America — 36.53%(1)
Abbott Laboratories	1,050,000	$54,505,500	2.96%
Amgen, Inc.(2)	1,398,100	70,058,791	3.80%
Baxter International, Inc.	1,300,000	71,188,000	3.87%
Bristol-Myers Squibb Co.	1,300,000	37,895,000	2.06%
Cephalon, Inc.(2)	730,000	54,786,500	2.97%
Genentech, Inc.(2)	1,125,000	84,161,250	4.57%
Genzyme Corp.(2)	1,325,000	82,693,250	4.49%
Lilly (Eli) & Co.	1,025,000	58,783,750	3.19%
Pfizer, Inc.	2,265,000	56,262,600	3.06%
Schering-Plough Corp.	2,775,000	83,305,500	4.52%
Wyeth	414,500	19,191,350	1.04%
		$672,831,491	36.53%
Small & Mid Capitalization-NorthAmerica — 36.57%(1)
Align Technology, Inc.(2)	2,560,300	$58,195,619	3.16%
BioMarin Pharmaceutical, Inc.(2)	3,100,000	66,588,000	3.62%
Endo Pharmaceuticals Holdings, Inc.(2)	1,913,000	60,986,440	3.31%
Exelixis, Inc.(2)	2,652,400	29,839,500	1.62%
Genomic Health, Inc.(2)	1,161,000	23,591,520	1.28%
Gen-Probe, Inc.(2)	1,550,000	99,231,000	5.39%
InterMune, Inc.(2)	673,100	13,307,187	0.72%
LifeCell Corp.(2)	1,965,000	65,061,150	3.53%
Millennium Pharmaceuticals, Inc.(2)	3,700,000	37,555,000	2.04%
NPS Pharmaceuticals, Inc.(2)	3,149,500	13,385,375	0.73%
Onyx Pharmaceuticals, Inc.(2)	1,124,100	44,536,842	2.42%
OSI Pharmaceuticals, Inc.(2)	1,664,000	56,759,040	3.08%

Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization-North America (continued)
Pharmacopeia, Inc.(2)	583,000	$3,212,330	0.17%
Sepracor, Inc.(2)	800,000	23,336,000	1.27%
Vertex Pharmaceuticals, Inc.(2)	2,000,000	77,920,000	4.23%
		$673,505,003	36.57%
Total Common Stocks (identified cost $1,387,367,899)		$1,775,870,859
Options — 0.00%
Security	Shares	Value	Percentage of Net Assets
Small & Mid Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11(2)(3)	2,898	$1,167	0.00%
		$1,167	0.00%
Options (identified cost $0)		$1,167
Short-Term Investments — 3.09%
Security	Interest (000's omitted)	Value	Percentage of Net Assets
Investment in Cash Management Portfolio, 5.00%(4)	56,871	$56,871,347	3.09%
Total Short-Term Investments (identified cost $56,871,347)		$56,871,347
Total Investments (identified cost $1,444,239,246)		$1,832,743,373	99.51%
Other Assets, Less Liabilities		$8,985,062	0.49%
Net Assets		$1,841,728,435	100.00%

(1)  Major capitalization is defined as market value of $5 billion or more. Small & Mid capitalization is defined as market value less than $5 billion.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2007.

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $1,387,367,899)	$1,775,872,026
Affiliated investments, at value (identified cost, $56,871,347)	56,871,347
Receivable for investments sold	5,266,235
Interest and dividends receivable	1,594,384
Interest receivable from affiliated investments	338,868
Tax reclaims receivable	2,847,578
Total assets	$1,842,790,438
Liabilities
Payable to affiliate for investment advisory fees	$523,960
Payable to affiliate for administration fees	313,090
Payable to affiliate for Trustees' fees	21
Accrued expenses	224,932
Total liabilities	$1,062,003
Net Assets applicable to investors' interest in Portfolio	$1,841,728,435
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,453,135,644
Net unrealized appreciation (computed on the basis of identified cost)	388,592,791
Total	$1,841,728,435

Statement of Operations

For the Year Ended
August 31, 2007

Investment Income
Dividends (net of foreign taxes, $668,079)	$13,942,918
Interest	1,749,795
Interest income allocated from affiliated investments	2,723,102
Expenses allocated from affliated investments	(257,064)
Total investment income	$18,158,751
Expenses
Investment adviser fee	$7,606,801
Administration fee	4,558,135
Trustees' fees and expenses	31,434
Custodian fee	614,953
Legal and accounting services	59,852
Miscellaneous	76,586
Total expenses	$12,947,761
Deduct — Reduction of investment adviser fee	$468
Reduction of administration fee	470,538
Total expense reductions	$471,006
Net expenses	$12,476,755
Net investment income	$5,681,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$260,852,060
Foreign currency transactions	(1,335,247)
Net realized gain	$259,516,813
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(89,326,757)
Foreign currency	82,295
Net change in unrealized appreciation (depreciation)	$(89,244,462)
Net realized and unrealized gain	$170,272,351
Net increase in net assets from operations	$175,954,347

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2007	Year Ended August 31, 2006
From operations — Net investment income (loss)	$5,681,996	$(134,304)
Net realized gain from investment and foreign currency transactions	259,516,813	22,202,333
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(89,244,462)	72,353,763
Net increase in net assets from operations	$175,954,347	$94,421,792
Capital transactions — Contributions	$134,774,432	$289,070,078
Withdrawals	(737,551,723)	(678,337,362)
Net decrease in net assets from capital transactions	$(602,777,291)	$(389,267,284)
Net decrease in net assets	$(426,822,944)	$(294,845,492)
Net Assets
At beginning of year	$2,268,551,379	$2,563,396,871
At end of year	$1,841,728,435	$2,268,551,379

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2007		2006		2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.62	%(1)	0.81	%(1)	0.82	%(1)	1.08%	1.16%
Expenses after custodian fee reduction	0.62	%(1)	0.81	%(1)	0.82	%(1)	1.07%	1.15%
Net investment income (loss)	0.28%		(0.01)%		0.03%		(0.37)%	(0.36)%
Portfolio Turnover	46%		14%		13%		13%	27%
Total Return	8.76%		4.03%		10.85%		6.33%	23.51%
Net assets, end of year (000's omitted)	$1,841,728		$2,268,551		$2,563,397		$2,505,400	$2,108,247

(1)  The investment adviser and administrator waived a portion of their respective fees (equal to 0.02%, 0.02% and 0.02% of average daily net assets for the years ended August 31, 2007, 2006 and 2005, respectively). Absent these waivers, total return would be lower.

See notes to financial statements

Worldwide Health Sciences Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2007, the Eaton Vance Worldwide Health Sciences Fund (the Fund) had an approximate 99.99% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Concentration of Portfolio Sector Risk — The Portfolio concentrates its investments in medical research and the health care industry, so the Portfolio will likely be affected by events that adversely affect that industry. The Portfolio historically held fewer than 60 stocks at any one time; therefore, the Portfolio is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio's shares can also be impacted by regulatory activities that affect health sciences companies.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

Worldwide Health Sciences Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

I  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates

Pursuant to the Investment Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion, 0.55% of average net assets of $2 billion but less than $3 billion and 0.50% of average net assets in excess of $3 billion. Effective March 28, 2005, OrbiMed agreed to a fee reduction, such

Worldwide Health Sciences Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

agreement being memorialized in a Fee Reduction Agreement between OrbiMed and the Portfolio. OrbiMed agreed to reduce its fee to the annual rate of 0.55% of average net assets of $2 billion but less than $2.5 billion and 0.50% of average net assets of $2.5 billion or more. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the S&P 500 Index over a 36 month period. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended August 31, 2007, the Portfolio's advisory fee totaled $7,853,824 of which $247,023 was allocated from Cash Management and $7,606,801 was paid or accrued directly by the Portfolio. For the year ended August 31, 2007, the net investment advisory fee, including the portion allocated from Cash Management and the performance adjustment, was equivalent to 0.38% of the Portfolio's average daily net assets.

OrbiMed has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended August 31, 2007, OrbiMed waived $468 of its advisory fee.

Under an Administration Agreement between the Portfolio and EVM, its Administrator, EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. Effective March 28, 2005, EVM agreed to a further fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.225% of the Portfolio's average daily net assets up to $500 million, 0.2083% of average net assets of $500 million but less than $1 billion, 0.1917% of average net assets of $1 billion but less than $1.5 billion, 0.1750% of average net assets of $1.5 billion but less than $2 billion, 0.1583% of average net assets of $2 billion but less than $2.5 billion and 0.1417% of average net assets of $2.5 billion or more. For the year ended August 31, 2007, the net administration fee, including fee reductions, was equivalent to 0.20% of average net assets and amounted to $4,087,597.

Except for Trustees of the Portfolio who are not members of OrbiMed or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2007, no significant amounts have been deferred.

3  Investments

Purchases and sales of investments, other than short-term obligations, aggregated $898,532,041 and $1,479,501,062, respectively, for the year ended August 31, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,442,980,557
Gross unrealized appreciation	$510,818,782
Gross unrealized depreciation	(121,055,966)
Net unrealized appreciation	$389,762,816

The net unrealized appreciation on foreign currency is $88,664.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation

Worldwide Health Sciences Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Line of Credit

The Portfolio participated with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unsual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated expense during the year ended August 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the daily unused portion of the line of credit was reduced to 0.07%.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2007, there were no outstanding obligations under these financial instruments.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Worldwide Health Sciences Portfolio as of August 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Worldwide Health Sciences Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2007, and the results of its operations, the changes in its net assets, and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2007

Worldwide Health Sciences Fund and Portfolio

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Fund and Portfolio effective upon completion of services related to the audit for the Fund's and Portfolio's 2007 fiscal year.

The reports of PricewaterhouseCoopers LLP on the Fund's and Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's and Portfolio's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's and Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund and Portfolio approved Deloitte & Touche LLP as the Fund's and Portfolio's independent registered public accounting firm for the fiscal year ending August 31, 2008. To the best of the Fund's and Portfolio's knowledge, for the fiscal years ended August 31, 2007 and August 31, 2006, and through October 15, 2007, the Fund and Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's and Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors, LLC

767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

426-10/07  HSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2006 and August 31, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2006	8/31/2007

Audit Fees	$44,400	$52,837

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,325	$6,800

All Other Fees(3)	$0	$0

Total	$50,725	$59,637

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended August 31, 2006 and August 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant’s principal accountant for services rendered to OrbiMed Advisors LLC, the registrant’s investment advisor.

Fiscal Years Ended	8/31/2006	8/31/2007

Registrant	$6,325	$6,800

Eaton Vance(1)	$83,416	$60,399

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	October 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	October 11, 2007

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	October 11, 2007